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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-03443

                                 AIM Summit Fund
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 01/31/08

Item 1.  Schedule of Investments.

                                 AIM SUMMIT FUND
           Quarterly Schedule of Portfolio Holdings - January 31, 2008

                                                         [AIM INVESTMENTS LOGO]
                                                        - REGISTERED TRADEMARK -

AIMINVESTMENTS.COM              SUM-QTR-1 1/08              A I M Advisors, Inc.

AIM Summit Fund

SCHEDULE OF INVESTMENTS(a)
January 31, 2008
(Unaudited)

                                                            SHARES          VALUE
                                                         -----------   --------------
COMMON STOCKS & OTHER EQUITY INTERESTS-78.55%
AEROSPACE & DEFENSE-4.99%
Boeing Co. (The)                                             400,000   $   33,272,000
General Dynamics Corp.                                       140,000       11,824,400
Precision Castparts Corp.                                    169,700       19,311,860
Rockwell Collins, Inc.                                       125,000        7,900,000
United Technologies Corp.                                    586,224       43,034,704
                                                                       --------------
                                                                          115,342,964
                                                                       --------------
APPAREL, ACCESSORIES & LUXURY GOODS-0.35%
Coach, Inc. (b)                                              250,000        8,012,500
                                                                       --------------
APPLICATION SOFTWARE-4.12%
Adobe Systems Inc. (b)                                       700,000       24,451,000
Amdocs Ltd. (b)                                              383,800       12,699,942
Autodesk, Inc. (b)                                           325,000       13,373,750
Intuit Inc. (b)                                            1,455,000       44,653,950
                                                                       --------------
                                                                           95,178,642
                                                                       --------------
ASSET MANAGEMENT & CUSTODY BANKS-0.73%
Franklin Resources, Inc.                                      98,600       10,277,078
T. Rowe Price Group Inc.                                     129,800        6,566,582
                                                                       --------------
                                                                           16,843,660
                                                                       --------------
BIOTECHNOLOGY-1.76%
Genentech, Inc. (b)                                          245,000       17,196,550
Gilead Sciences, Inc. (b)                                    512,600       23,420,694
                                                                       --------------
                                                                           40,617,244
                                                                       --------------
COMMUNICATIONS EQUIPMENT-3.67%
Cisco Systems, Inc. (b)                                    1,345,000       32,952,500
Harris Corp.                                                 650,000       35,548,500
QUALCOMM Inc.                                                384,000       16,289,280
                                                                       --------------
                                                                           84,790,280
                                                                       --------------
COMPUTER HARDWARE-0.73%
Apple Inc. (b)                                               124,000       16,784,640
                                                                       --------------
COMPUTER STORAGE & PERIPHERALS-0.35%
Seagate Technology                                           400,000        8,108,000
                                                                       --------------
CONSTRUCTION & ENGINEERING-2.29%
Fluor Corp.                                                  175,000       21,292,250
Foster Wheeler Ltd. (b)                                      240,000       16,432,800
Jacobs Engineering Group Inc. (b)                            200,000       15,288,000
                                                                       --------------
                                                                           53,013,050
                                                                       --------------

                                                            SHARES          VALUE
                                                         -----------   --------------
CONSUMER ELECTRONICS-1.15%
Garmin Ltd. (c)                                              255,769   $   18,453,733
Harman International Industries, Inc.                        174,000        8,103,180
                                                                       --------------
                                                                           26,556,913
                                                                       --------------
DATA PROCESSING & OUTSOURCED SERVICES-0.28%
Paychex, Inc.                                                200,000        6,544,000
                                                                       --------------
DEPARTMENT STORES-1.46%
J.C.Penney Co., Inc.                                         255,000       12,089,550
Kohl's Corp. (b)                                             200,000        9,128,000
Nordstrom, Inc.                                              323,000       12,564,700
                                                                       --------------
                                                                           33,782,250
                                                                       --------------
DIVERSIFIED METALS & MINING-0.41%
Titanium Metals Corp. (c)                                    440,000        9,565,600
                                                                       --------------
DRUG RETAIL-1.05%
Walgreen Co.                                                 694,000       24,366,340
                                                                       --------------
ELECTRICAL COMPONENTS & EQUIPMENT-0.85%
Emerson Electric Co.                                         387,000       19,675,080
                                                                       --------------
FOOTWEAR-1.44%
NIKE, Inc. -Class B                                          538,200       33,239,232
                                                                       --------------
HEALTH CARE EQUIPMENT-4.01%
Baxter International Inc.                                    538,000       32,678,120
Becton, Dickinson and Co.                                    477,956       41,357,533
Varian Medical Systems, Inc. (b)                             361,000       18,768,390
                                                                       --------------
                                                                           92,804,043
                                                                       --------------
HEALTH CARE SERVICES-0.75%
Quest Diagnostics Inc.                                       350,000       17,262,000
                                                                       --------------
HOTELS, RESORTS & CRUISE LINES-0.31%
Marriott International, Inc. -Class A                        200,000        7,192,000
                                                                       --------------
HOUSEHOLD PRODUCTS-5.47%
Clorox Co. (The)                                             504,000       30,905,280
Colgate-Palmolive Co.                                        623,000       47,971,000
Procter & Gamble Co. (The)                                   723,000       47,681,850
                                                                       --------------
                                                                          126,558,130
                                                                       --------------
HUMAN RESOURCE & EMPLOYMENT SERVICES-0.34%
Robert Half International, Inc.                              279,000        7,750,620
                                                                       --------------
HYPERMARKETS & SUPER CENTERS-0.78%
Wal-Mart Stores, Inc.                                        356,000       18,113,280
                                                                       --------------


AIM Summit Fund

                                                            SHARES          VALUE
                                                         -----------   --------------
INDUSTRIAL CONGLOMERATES-1.39%
General Electric Co.                                         373,000   $   13,207,930
McDermott International, Inc. (b)                            400,000       18,872,000
                                                                       --------------
                                                                           32,079,930
                                                                       --------------
INDUSTRIAL MACHINERY-0.36%
Parker Hannifin Corp.                                        124,750        8,434,347
                                                                       --------------
INTEGRATED OIL & GAS-5.17%
Exxon Mobil Corp.                                            647,718       55,962,835
Marathon Oil Corp.                                           425,000       19,911,250
Occidental Petroleum Corp.                                   644,271       43,726,673
                                                                       --------------
                                                                          119,600,758
                                                                       --------------
INTERNET SOFTWARE & SERVICES-1.81%
eBay Inc. (b)                                                300,000        8,067,000
Google Inc. -Class A (b)                                      60,000       33,858,000
                                                                       --------------
                                                                           41,925,000
                                                                       --------------
IT CONSULTING & OTHER SERVICES-1.65%
Accenture Ltd. -Class A                                      900,000       31,158,000
Cognizant Technology Solutions Corp. -Class
   A (b)                                                     250,000        6,975,000
                                                                       --------------
                                                                           38,133,000
                                                                       --------------
LIFE SCIENCES TOOLS & SERVICES-0.38%
Applera Corp.-Applied Biosystems Group                       277,000        8,733,810
                                                                       --------------
MANAGED HEALTH CARE-2.65%
Coventry Health Care, Inc. (b)                               240,000       13,579,200
UnitedHealth Group Inc.                                      450,000       22,878,000
WellPoint Inc. (b)                                           316,099       24,718,942
                                                                       --------------
                                                                           61,176,142
                                                                       --------------
MULTI-LINE INSURANCE-0.56%
Assurant, Inc.                                               200,000       12,978,000
                                                                       --------------
OIL & GAS DRILLING-1.81%
ENSCO International Inc.                                     248,674       12,712,215
Transocean Inc.                                              236,898       29,043,695
                                                                       --------------
                                                                           41,755,910
                                                                       --------------
OIL & GAS EQUIPMENT & SERVICES-3.94%
Baker Hughes Inc.                                            473,700       30,757,341
Grant Prideco, Inc. (b)                                      680,000       33,850,400
Halliburton Co.                                              345,196       11,450,151
Schlumberger Ltd.                                            200,000       15,092,000
                                                                       --------------
                                                                           91,149,892
                                                                       --------------
OIL & GAS EXPLORATION & PRODUCTION-2.19%
Apache Corp.                                                 529,965       50,579,860
                                                                       --------------

                                                            SHARES          VALUE
                                                         -----------   --------------
OIL & GAS REFINING & MARKETING-2.36%
Sunoco, Inc.                                                 200,000   $   12,440,000
Valero Energy Corp.                                          712,307       42,161,451
                                                                       --------------
                                                                           54,601,451
                                                                       --------------
PACKAGED FOODS & MEATS-3.16%
Campbell Soup Co.                                          1,000,000       31,610,000
Kellogg Co.                                                  864,000       41,385,600
                                                                       --------------
                                                                           72,995,600
                                                                       --------------
PHARMACEUTICALS-2.64%
Endo Pharmaceuticals Holdings Inc. (b)                       320,000        8,364,800
Johnson & Johnson                                            660,900       41,808,534
Wyeth                                                        274,240       10,914,752
                                                                       --------------
                                                                           61,088,086
                                                                       --------------
PROPERTY & CASUALTY INSURANCE-2.46%
ACE Ltd.                                                     408,411       23,826,698
Chubb Corp. (The)                                            637,000       32,990,230
                                                                       --------------
                                                                           56,816,928
                                                                       --------------
PUBLISHING-1.31%
McGraw-Hill Cos., Inc. (The)                                 401,061       17,149,368
Morningstar Inc. (b)                                         200,000       13,210,000
                                                                       --------------
                                                                           30,359,368
                                                                       --------------
REINSURANCE-0.44%
RenaissanceRe Holdings Ltd.                                  180,000       10,258,200
                                                                       --------------
RESTAURANTS-0.63%
Starbucks Corp. (b)                                          775,000       14,655,250
                                                                       --------------
SEMICONDUCTORS-0.75%
NVIDIA Corp. (b)                                             300,000        7,377,000
Texas Instruments Inc.                                       320,000        9,897,600
                                                                       --------------
                                                                           17,274,600
                                                                       --------------
SOFT DRINKS-2.20%
PepsiCo, Inc.                                                747,000       50,937,930
                                                                       --------------
SPECIALIZED FINANCE-0.78%
Moody's Corp. (c)                                            518,000       18,124,820
                                                                       --------------
SYSTEMS SOFTWARE-2.11%
Microsoft Corp.                                            1,225,000       39,935,000
Oracle Corp. (b)                                             429,100        8,818,005
                                                                       --------------
                                                                           48,753,005
                                                                       --------------
TECHNOLOGY DISTRIBUTORS-0.51%
Anixter International Inc. (b)(c)                            170,000       11,910,200
                                                                       --------------
      Total Common Stocks & Other Equity Interests
         (Cost $1,650,076,444)                                          1,816,422,555
                                                                       --------------

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Summit Fund

                                                            SHARES          VALUE
                                                         -----------   --------------
FOREIGN COMMON STOCKS & OTHER EQUITY INTERESTS-13.86%
AUSTRALIA-2.04%
BHP Billiton Ltd. (Diversified Metals &
   Mining) (c)(d)                                          1,405,000   $   47,199,999
                                                                       --------------
BRAZIL-1.34%
Companhia Vale do Rio Doce -ADR
   (Diversified Metals & Mining)                           1,033,294       30,978,154
                                                                       --------------
CANADA-1.21%
Research In Motion Ltd. (Communications
   Equipment) (b)                                            147,000       13,800,360
Suncor Energy, Inc. (Integrated Oil & Gas)                   150,000       14,097,000
                                                                       --------------
                                                                           27,897,360
                                                                       --------------
FINLAND-1.09%
Nokia Oyj -ADR (Communications Equipment)                    682,000       25,199,900
                                                                       --------------
JAPAN-6.22%
FANUC Ltd. (Industrial Machinery)                            262,000       23,114,748
KDDI Corp. (Wireless Telecommunication
   Services)                                                   7,320       49,433,409
Komatsu Ltd. (Construction & Farm Machinery
   & Heavy Trucks) (d)                                       475,000       11,468,806
Millea Holdings, Inc. (Property & Casualty
   Insurance) (d)                                            245,000        9,356,118
Mitsui O.S.K. Lines, Ltd. (Marine) (c)(d)                  1,794,000       21,887,067
Mitsui Sumitomo Insurance Co., Ltd.
   (Property & Casualty Insurance)                           668,000        6,911,211
Nippon Yusen Kabushiki Kaisha (Marine) (c)                 2,644,000       21,560,835
                                                                       --------------
                                                                          143,732,194
                                                                       --------------
SOUTH KOREA-0.43%
Kookmin Bank (Diversified Banks) (d)                         151,400       10,029,079
                                                                       --------------
SWITZERLAND-0.82%
Roche Holding A.G. (Pharmaceuticals)                         105,000       19,022,021
                                                                       --------------
UNITED KINGDOM-0.71%
Rio Tinto PLC (Diversified Metals & Mining)
   (d)                                                       165,000       16,468,604
                                                                       --------------
      Total Foreign Common Stocks & Other Equity
         Interests
         (Cost $237,975,931)                                              320,527,311
                                                                       --------------
MONEY MARKET FUNDS-7.01%
Liquid Assets Portfolio -Institutional
   Class(e)                                               81,017,866       81,017,866
Premier Portfolio -Institutional Class(e)                 81,017,866       81,017,866
                                                                       --------------
      Total Money Market Funds
         (Cost $162,035,732)                                             162,035,732
                                                                       --------------
TOTAL INVESTMENTS (excluding investments
   purchased with cash collateral from
   securities on loan)-99.42%
   (Cost $2,050,088,107)                                               $2,298,985,598
                                                                       --------------

                                                                            VALUE
                                                                       --------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
   SECURITIES ON LOAN
MONEY MARKET FUNDS-1.17%
Liquid Assets Portfolio -Institutional
   Class (Cost $26,927,729)(e)(f)                         26,927,729   $   26,927,729
                                                                       --------------
TOTAL INVESTMENTS-100.59%
   (Cost $2,077,015,836)                                                2,325,913,327
                                                                       --------------
OTHER ASSETS LESS LIABILITIES-(0.59)%                                     (13,573,082)
                                                                       --------------
NET ASSETS-100.00%                                                     $2,312,340,245
                                                                       ==============

Investment Abbreviations:

ADR -- American Depositary Receipt

Notes to Schedule of Investments:

(a) Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor's.

(b)  Non-income producing security.

(c)  All or a portion of this security was out on loan at January 31, 2008.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at January 31, 2008 was $116,409,673, which represented 5.03% of the Fund's Net Assets. See Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THIS SCHEDULE.

AIM Summit Fund

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
January 31, 2008
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

          Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

AIM Summit Fund

A. SECURITY VALUATIONS (CONTINUED)- Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds as received are included in the Statement of Operations as realized gain/loss for investments no longer held and as unrealized gain/loss for investments still held.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

          The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Taxes are accrued based on the Fund's current interpretation of tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. Fluctuations in the value of these contracts are recorded as unrealized appreciation (depreciation) until the contracts are closed. When these contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. The Fund could be exposed to risk, which may be in excess of the amount reflected in the Statement of Assets and Liabilities, if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

AIM Summit Fund

NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to procedures approved by the Board of Trustees, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended January 31, 2008. During the period each investment maintained a $1.00 net asset value, as such there is no realized gain/(loss) and no change in unrealized appreciation/(depreciation).

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                       VALUE        PURCHASES    PROCEEDS FROM       VALUE       DIVIDEND
FUND                 10/31/07        AT COST         SALES         03/31/08       INCOME
----               ------------   ------------   -------------   ------------   ----------
Liquid Assets
   Portfolio -
   Institutional
   Class           $ 83,819,163   $ 88,105,456   $ (90,906,753)  $ 81,017,866   $  997,339
Premier
   Portfolio-
   Institutional
   Class             83,819,163     88,105,456     (90,906,753)    81,017,866    1,006,541
                   ------------   ------------   -------------   ------------   ----------
   SUBTOTAL        $167,638,326   $176,210,912   $(181,813,506)  $162,035,732   $2,003,880
                   ============   ============   =============   ============   ==========

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                       VALUE        PURCHASES    PROCEEDS FROM       VALUE       DIVIDEND
FUND                 10/31/07        AT COST         SALES         03/31/08       INCOME*
----               ------------   ------------   -------------   ------------   ----------
Liquid Assets
   Portfolio -
   Institutional
   Class           $ 94,838,620   $ 72,509,906   $(140,420,797)  $ 26,927,729   $   75,000
                   ------------   ------------   -------------   ------------   ----------
   TOTAL
      INVESTMENTS
      IN
      AFFILIATES   $262,476,946   $248,720,818   $(322,234,303)  $188,963,461   $2,078,880
                   ============   ============   =============   ============   ==========

*    Net of compensation to counterparties.

NOTE 3 -- PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

     At January 31, 2008, securities with an aggregate value of $26,339,617 were on loan to brokers. The loans were secured by cash collateral of $26,927,729 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended January 31, 2008, the Fund received dividends on cash collateral investments of $75,000 for securities lending transactions, which are net of compensation to counterparties.

AIM Summit Fund

NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended January 31, 2008 was $361,976,937 and $423,097,817, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as wash sales, that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities     $340,223,583
Aggregate unrealized (depreciation) of investment securities    (91,389,388)
                                                               ------------
Net unrealized appreciation of investment securities           $248,834,195
                                                               ============

Cost of investments for tax purposes is $2,077,079,132.

Item 2. Controls and Procedures.

     (a) As of March 18, 2008, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of March 18, 2008, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Summit Fund


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 31, 2008

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: March 31, 2008


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: March 31, 2008

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.